OTHER LIABILITIES - Accounts payable and other liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of financial liabilities [line items]
Suppliers and services payable			$ 2,124,434	$ 1,877,694
Income received for third parties			2,076,532	1,338,265
Cashier checks			864,499	789,680
Dividends payable			648,874	631,111
Contract liability related to concessions			581,100	539,584
Non-financial liabilities			543,397	507,513
Transactions ACH and ATH			538,558	585,526
Withholdings taxes and labor contributions			441,689	471,201
Commissions and fees			276,708	290,160
Collection service			256,661	282,184
Collection on behalf of third parties			236,418	250,769
Merchant acquiring accounts			169,787	169,807
Customer loyalty programs			155,829	150,846
Checks drawn and not paid			107,628	46,220
Insurance payables			105,396	26,767
Value Added Tax - VAT			74,002	86,568
Cash surplus			37,504	235,840
Other liabilities			538,847	449,647
Total			9,777,863	$ 8,729,382
Advance payment by (ANI)	$ 729,781
Multi Financial Group Inc [member]
Disclosure of financial liabilities [line items]
Suppliers and services payable		$ 64,925,605	$ 241,447